Note 7 - Fair Value of Below Market Time Charters Acquired (Details)	Dec. 31, 2021 USD ($)
2022	$ (4,940,640)
2023	(4,940,640)
2024	(4,954,176)
2025	(2,626,130)
Total	$ (17,461,586)